Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of financial instruments representing credit risk

	2012	2011
Commitments to extend credit	$20,560,000	$15,191,000
Standby letters of credit	163,000	180,000